Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Components of income (loss) before income tax (benefit) provision

	Year ended December 31,
	2020	2019	2018
Domestic	$10,017	$28,690	$2,454
Foreign	7,292	6,670	(474)
Income before income taxes	$17,309	$35,360	$1,980

Schedule of income tax provision (benefit)

	Year ended December 31,
(in thousands)	2020	2019	2018
Current
Federal	$176	$3,524	$—
State	636	4,776	594
Foreign	1,181	1,756	371
Total current tax provision	$1,993	$10,056	$965
Deferred
Federal	$(3,608)	$1,830	$(1,134)
State	(1,542)	151	(916)
Foreign	13	16	(112)
Total deferred tax provision (benefit)	$(5,137)	$1,997	$(2,162)
Income tax provision (benefit)	$(3,144)	$12,053	$(1,197)

Schedule of reconciliation of the statutory U.S. income tax rate to the effective income tax rate

	Year ended December 31,
	2020	2019	2018
Statutory federal tax rate	21.0%	21.0%	21.0%
State taxes	(7.5)%	11.1%	(45.5)%
Tax credits	(7.3)%	(2.2)%	—%
Foreign taxes	(1.8)%	0.7%	12.8%
Non‑deductible items and other	(2.4)%	1.1%	16.3%
Change in valuation allowance	2.3%	—%	4.4%
Change in statutory rates	—%	—%	(83.1)%
Changes in tax reserves	8.6%	0.4%	15.3%
Provision to return adjustment	(13.5)%	—%	(1.6)%
Global Intangible Low Tax Income	1.1%	1.9%	—%
Non‑cash compensation	(18.7)%	0.1%	—%
Effective tax rate	(18.2)%	34.1%	(60.4)%

Components of deferred tax assets and liabilities

	As of December 31,
(in thousands)	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$1,819	$1,366
Accrued expenses and other	5,307	4,026
Net operating losses	1,298	1,978
Gross deferred tax assets	8,424	7,370
Valuation allowance	(484)	(88)
Net deferred tax assets	$7,940	$7,282
Deferred tax liabilities:
Purchased intangibles	$(35,561)	$(41,180)
Depreciation and amortization	(3,715)	(2,574)
Total deferred tax liabilities	(39,276)	(43,754)
Net deferred tax liabilitiy	$(31,336)	$(36,472)

Schedule of unrecognized tax benefits

	For the Years
	Ended
	December 31,
(in thousands)	2020	2019
Beginning balance	$595	$383
Increase related to tax positions of prior years	—	—
Increase related to tax positions of the current year	1,496	212
Decrease related to tax positions of prior years	(212)	—
Decrease due to lapse in statutes of limitations	—	—
Ending balance	$1,879	$595